Inventories	9 Months Ended
Sep. 30, 2016
Inventories [Abstract]
Inventories
4.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	September 30, 2016	December 31, 2015
Lubricants	441	739
Bunkers	2,529	2,241
Total	2,970	2,980